Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and cash equivalents	$ 548,484,000	$ 366,639,000	$ 330,411,000	$ 351,027,000
Short-term investments	2,827,000	51,720,000
Accounts receivable, net	35,996,000	23,364,000
Due from Sohu	393,000	495,000
Others	6,184,000	6,323,000
Total current assets	1,045,176,000	587,403,000
Goodwill	180,252,000	134,921,000
Deferred tax assets and provision	958,000	2,771,000
Other non-current assets	8,060,000	141,803,000
LIABILITIES:
Accounts payable	57,438,000	32,750,000
Receipts in advance and deferred revenue	43,842,000	43,659,000
Tax payables	31,214,000	17,825,000
Total current liabilities	648,948,000	297,958,000
Net revenue	611,438,000	518,907,000	417,064,000
Net income (loss)	286,422,000	293,596,000	248,014,000
Net cash provided by operating activities	358,643,000	340,436,000	276,602,000
Net cash used in investing activities	(322,693,000)	(314,696,000)	(316,649,000)
Net cash used in financing activities	130,102,000	8,739,000	0
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	107,356,000	57,517,000
Short-term investments	0	51,720,000
Accounts receivable, net	31,245,000	21,610,000
Prepaid expense	1,659,000	782,000
Other receivable	19,843,000	26,061,000
Due from affiliates	223,485,000	102,300,000
Due from Sohu	392,000	431,000
Others	1,826,000	2,219,000
Total current assets	385,806,000	262,640,000
Goodwill	128,139,000	116,992,000
Deferred tax assets and provision	479,000	777,000
Other non-current assets	91,929,000	49,956,000
Total assets	606,353,000	430,365,000
LIABILITIES:
Accounts payable	25,986,000	8,677,000
Accrued and other short-term liabilities	21,160,000	38,033,000
Due to affiliates	226,510,000	36,446,000
Receipts in advance and deferred revenue	43,252,000	43,027,000
Tax payables	1,453,000	9,923,000
Total current liabilities	318,361,000	136,106,000
Other long-term liabilities	7,939,000	3,846,000
Total liabilities	326,300,000	139,952,000
Net revenue	719,253,000	613,629,000	434,018,000
Net income (loss)	(1,170,000)	99,276,000	50,683,000
Net cash provided by operating activities	102,086,000	66,739,000	56,622,000
Net cash used in investing activities	(53,925,000)	(43,087,000)	(80,971,000)
Net cash used in financing activities	0	(13,106,000)	0
Total of registered capital and PRC statutory reserves of VIEs	$ 12,800,000